UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Long Pond Capital, LP
Address: 410 Park Avenue
         9th Floor
         New York, New York  10022

13F File Number:  028-14852

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Anthony Famiglietti
Title:     Chief Financial Officer
Phone:     212.351.1954

Signature, Place, and Date of Signing:

 /s/ Anthony Famiglietti     New York, New York/USA     February 14, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    27

Form 13F Information Table Value Total:    $361,355 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALTISOURCE ASSET MANAGEMENT    COM              02153X108    11171   136229 SH       SOLE                   136229
ANNALY CAP MGMT INC            COM              035710409      138   335800 SH  PUT  SOLE                   335800
APARTMENT INVT & MGMT CO       CL A             03748R101    12421   459000 SH       SOLE                   459000
ASHFORD HOSPITALITY TR INC     COM SHS          044103109    29042  2763278 SH       SOLE                  2763278
ASSOCIATED ESTATES RLTY CORP   COM              045604105     5723   355000 SH       SOLE                   355000
AV HOMES INC                   COM              00234P102     8111   570382 SH       SOLE                   570382
BRE PROPERTIES INC             CL A             05564E106    28790   566400 SH       SOLE                   566400
BROOKFIELD ASSET MGMT INC      CL A LTD VT SH   112585104    12095   330000 SH       SOLE                   330000
EMERITUS CORP                  COM              291005106    18445   746155 SH       SOLE                   746155
EQUITY LIFESTYLE PPTYS INC     COM              29472R108     8463   125763 SH       SOLE                   125763
EQUITY RESIDENTIAL             SH BEN INT       29476L107     9577   169000 SH       SOLE                   169000
FOREST CITY ENTERPRISES INC    CL A             345550107    17605  1090069 SH       SOLE                  1090069
GENERAL GROWTH PPTYS INC NEW   COM              370023103    11890   599000 SH       SOLE                   599000
HYATT HOTELS CORP              COM CL A         448579102    37632   975693 SH       SOLE                   975693
MACERICH CO                    COM              554382101     2332    40000 SH       SOLE                    40000
MORGANS HOTEL GROUP CO         COM              61748W108    10914  1969989 SH       SOLE                  1969989
MPG OFFICE TR INC              COM              553274101     3377  1096384 SH       SOLE                  1096384
NORTHSTAR RLTY FIN CORP        COM              66704R100    12977  1843259 SH       SOLE                  1843259
PARKWAY PPTYS INC              COM              70159Q104     3498   250000 SH       SOLE                   250000
PICO HLDGS INC                 COM NEW          693366205      742    36600 SH       SOLE                    36600
POST PPTYS INC                 COM              737464107     6628   132695 SH       SOLE                   132695
SAFEWAY INC                    COM NEW          786514208     1809   100000 SH       SOLE                   100000
STRATEGIC HOTELS & RESORTS I   COM              86272T106    49100  7671890 SH       SOLE                  7671890
TAUBMAN CTRS INC               COM              876664103    18932   240500 SH       SOLE                   240500
TEJON RANCH CO                 COM              879080109      220     7849 SH       SOLE                     7849
THE ADT CORPORATION            COM              00101J106     8333   179250 SH       SOLE                   179250
UDR INC                        COM              902653104    31390  1320000 SH       SOLE                  1320000